INVESTMENT IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2022
Investments in and Advances to Affiliates [Abstract]
Schedule of Investment in Affiliates

	December 31,
	2022	2021
Balance sheets:
Current assets	$913	$358
Non-current assets	1,168	1,091
Current liabilities	1,426	1,154

	Year ended December 31,
	2022	2021	2020
Statements of operation:
Revenues	$1,277	$501	$413
Gross profit (loss)	605	(22)	(153)
Net income (loss)	365	(148)	(365)
Net income (losses) attributable to the Company	184	(76)	(185)